The aging of trade accounts receivable is as follows: (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
TradeAndOtherReceivablesLineItems [Line Items]
Adjustment to present value	R$ (10,867)	R$ (13,316)
Expected credit losses	(633,850)	(605,940)
Trade receivable total	3,552,161	4,099,881
Current [member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	3,334,545	4,010,140
Later than one month and not later than two months [member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	228,974	104,195
Later than two months and not later than three months [member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	4,837	6,045
Later than three months and not later than four months [member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	3,368	398
Later Than Four Months And Not Later Than S Ix Months [Member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	7,206	7,024
Later Than Six Months And Not Later Three Sixty Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	10,209	15,688
Later Than Three Sixty One [Member]
TradeAndOtherReceivablesLineItems [Line Items]
[custom:TradeReceivablesGross-0]	R$ 607,739	R$ 575,647